Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of September 30, 2024, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s condensed consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$2,473,197	-	-	$2,473,197

Total assets measured at fair value	$2,473,197	-	-	$2,473,197

Liabilities
Warrant liability	$-	$1,027,102	-	$1,027,102

Total liabilities measured at fair value	$-	$1,027,102	-	$1,027,102

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 14. Fair Value Measurements (continued)

As of December 31, 2023, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s condensed consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$3,012,908	-	-	$3,012,908

Total assets measured at fair value	$3,012,908	-	-	$3,012,908

Liabilities
Warrant liability	$-	$2,422,785	—	$2,422,785

Total liabilities measured at fair value	$-	$2,422,785	-	$2,422,785

As of December 31, 2023, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$3,012,908	-	-	$3,012,908

Total assets measured at fair value	$3,012,908	-	-	$3,012,908

Liabilities
Warrant liability	$-	2,422,785	-	$2,422,785

Total liabilities measured at fair value	$-	2,422,785	-	$2,422,785

As of December 31, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$4,170,897	-	-	$4,170,897
	-	-	-
Total assets measured at fair value	$4,170,897	-		$4,170,897

Liabilities
Warrant liability	$1,151,838	-	-	$1,151,838

Total liabilities measured at fair value	$1,151,838	-	-	$1,151,838